Nature of operations	12 Months Ended
Dec. 31, 2017
Disclosure Of General Information About Financial Statements [Abstract]
Nature of operations
Nature of operations

B2Gold Corp. (“B2Gold” or the “Company”) is a Vancouver-based gold producer with five operating mines (one in Mali, one in Namibia, one in the Philippines and two in Nicaragua) and a portfolio of other evaluation and exploration assets in Mali, Burkina Faso, Colombia, Namibia, Nicaragua and Finland.

The Company operates the Fekola Mine in Mali, which commenced commercial production on November 30, 2017, the Otjikoto Mine in Namibia, the Masbate Mine in the Philippines, and the Libertad Mine and the Limon Mine in Nicaragua. The Company presently has an effective 81% interest in the Kiaka gold project in Burkina Faso, and a 49% joint venture interest in the Gramalote property in Colombia.

B2Gold is a public company which is listed on the Toronto Stock Exchange under the symbol “BTO”, the NYSE MKT LLC under the symbol “BTG” and the Namibian Stock Exchange under the symbol “B2G”. B2Gold’s head office is located at Suite 3100, Three Bentall Centre, 595 Burrard Street, Vancouver, British Columbia, V7X 1J1.